CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Comprehensive Income [Abstract]
Net Income	¥ 279,668	¥ 317,612	¥ 196,814
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(110,166)	(56,684)	(11,182)
Net change of debt valuation adjustments	54	(337)	(899)
Net change of defined benefit pension plans	4,448	13,002	5,330
Net change of foreign currency translation adjustments	94,707	105,693	36,246
Net change of unrealized gains on derivative instruments	19,670	15,070	4,782
Total other comprehensive income	8,713	76,744	34,277
Comprehensive Income	288,381	394,356	231,091
Comprehensive Income Attributable to the Noncontrolling Interests	12,059	12,137	5,128
Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	(17)	0	(303)
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 276,339	¥ 382,219	¥ 226,266